INCOME TAXES (Details 4) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets (liabilities)
Property, plant and equipment	CAD 128.1	CAD 156.8
Non-capital loss carry-forwards	18.5	10.2
Employee future benefits	75.2	78.3
Other	23.9	16.7
Deferred Tax Assets and Liabilities Gross	245.7	262.0
Valuation allowance	(245.7)	(262.0)
Deferred Tax Assets and Liabilities Net Of Allowance	CAD 0.0	CAD 0.0